Retirement Benefits (Tables)	12 Months Ended
Aug. 31, 2012
Retirement Benefits [Abstract]
Schedule of retirement benefit plans disclosures
Components of net periodic benefit costs (in millions):

	2012	2011	2010
Service cost	$13	$15	$11
Interest cost	22	22	20
Amortization of actuarial loss	8	14	7
Amortization of prior service cost	(10)	(10)	(10)
Total postretirement benefit cost	$33	$41	$28

Change in benefit obligation (in millions):

	2012	2011
Benefit obligation at September 1	$407	$441
Service cost	13	15
Interest cost	22	22
Amendments	(139)	-
Actuarial (gain) loss	52	(57)
Benefit payments	(18)	(18)
Participants’ contributions	5	4
Benefit obligation at August 31	$342	$407

Change in plan assets (in millions):

	2012	2011
Plan assets at fair value at September 1	$-	$-
Plan participants’ contributions	5	4
Employer contributions	13	14
Benefits paid	(18)	(18)
Plan assets at fair value at August 31	$-	$-

Funded status (in millions):

	2012	2011
Funded status	$(342)	$(407)
Unrecognized actuarial gain	-	-
Unrecognized prior service cost	-	-
Accrued benefit cost at August 31	$(342)	$(407)

Amounts recognized in the Consolidated Balance Sheets (in millions):

	2012	2011
Current liabilities (present value of expected 2013 net benefit payments)	$(10)	$(11)
Non-current liabilities	(332)	(396)
Net liability recognized at August 31	$(342)	$(407)

Amounts recognized in accumulated other comprehensive (income) loss (in millions):

	2012	2011
Prior service credit	$(250)	$(121)
Net actuarial loss	161	117

Amounts expected to be recognized as components of net periodic costs for fiscal year 2013 (in millions):

2013
Prior service credit	$(22)
Net actuarial loss	11

Effect of one percentage point change in assumed health care cost trend rate
A one percentage point change in the assumed medical cost trend rate would have the following effects (in millions):

	1% Increase	1% Decrease
Effect on service and interest cost	$(1)	$2
Effect on postretirement obligation	(2)	12

Estimated future benefit payments and federal subsidy
Estimated future benefit payments and federal subsidy are as follows (in millions):

	Estimated Future Benefit Payments	Estimated Federal Subsidy
2013	$10	$-
2014	12	-
2015	13	-
2016	15	-
2017	16	-
2018-2022	107	1